Due from Financial Institutions Measured at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2023
Due From Financial Institution [Abstract]
Summary of Details of Due from Financial Institutions
7.1 Details of due from financial institutions as of December 31, 2022 and 2023, are as follows:

		Financial institutions	Interest rate (%) as of December 31, 2023	December 31, 2022		December 31, 2023
				(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	—	￦	15,169,704	￦	13,731,708
	Due from banks	Hana Bank and others	0.00 ~ 5.60		3,941,987		3,953,940
	Due from others	Samsung securities and others	0.00 ~ 4.65		1,509,698		1,030,310

					20,621,389		18,715,958

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	CITI Bank N.A. and others	0.00 ~ 5.16		5,653,587		6,210,917
	Time deposits in foreign currencies	Bank of Communications Seoul Branch and others	0.00 ~ 9.50		573,493		442,122
	Due from others	State Street Bank and Trust Company Seoul Branch and others	0.00 ~ 10.70		3,066,370		2,211,303

					9,293,450		8,864,342

				￦	29,914,839	￦	27,580,300

*	Before netting of allowance

Summary of Restricted Cash and Cash Equivalents
7.2 Details of restricted due from financial institutions as of December 31, 2022 and 2023, are as follows:

		Financial institutions	December 31, 2022		December 31, 2023		Reasons of restriction
			(In millions of Korean won)
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	15,169,704	￦	13,731,708	Bank of Korea Act
	Due from banks	Shinhan Bank and others		522,306		40,721	Net settlement and others
	Due from others	NH Investment & Securities Co., Ltd. and others		1,113,712		799,361	Derivatives margin account and others

				16,805,722		14,571,790

Due from financial institutions in foreign currencies	Due from banks in foreign currencies	The Bank of Korea and others		2,350,933		1,630,348	Bank of Korea Act and others
	Time deposits in foreign currencies	Bank of Communications Co. Ltd. New York Branch and others		72,437		86,406	Bank Act of the State of New York and others
	Due from others	State Street Bank and Trust Company Seoul Branch and others		2,092,655		1,689,065	Derivatives margin account and others

				4,516,025		3,405,819

			￦	21,321,747	￦	17,977,609

*	Before netting of allowance.

Summary of Changes in the Allowances for Due from Financial Institutions Losses
7.3 Changes in allowances for credit losses of due from financial institutions for the years ended December 31, 2022 and 2023, are as follows:

	2022
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	2,969	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Provision (reversal) of credit losses		(392)		—		—
Others		166		—		—

Ending	￦	2,743	￦	—	￦	—

	2023
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	2,743	￦	—	￦	—
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Impairment		—		—		—
Provision (reversal) of credit losses		(1,724)		—		—
Business Combination		6		—		—
Others		(4)		—		—

Ending	￦	1,021	￦	—	￦	—